Minimum Net Obligations under Sales, Gathering and Transportation Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Oil and Gas Delivery Commitments and Contracts [Line Items]
2013	$ 1,890
2014	7,463
2015	16,525
2016	23,654
2017	29,495
Thereafter	326,367
Total	$ 405,394